Cash flow information	6 Months Ended
Dec. 31, 2020
Statement Of Cash Flows [Abstract]
Cash flow information

7. Cash flow information

(in U.S. dollars, in thousands)	As of December 31,	As of June 30,
(a) Reconciliation of cash and cash equivalents	2020	2020
Cash at bank	77,066	128,916
Deposits at call	462	412
	77,528	129,328

(in U.S. dollars, in thousands)	Six months ended December 31,
(b) Reconciliation of net cash flows used in operations with loss after income tax	2020	2019
Loss for the period	(50,236)	(30,067)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	2,052	1,715
Foreign exchange (gains)/losses	(417)	(375)
Finance costs	5,134	4,343
Remeasurement of borrowing arrangements	(3,955)	(779)
Remeasurement of contingent consideration	(16,569)	882
Equity settled share-based payment	8,421	2,447
Deferred tax benefit	(656)	(4,202)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	(1,727)	(620)
Decrease/(increase) in prepayments	(3,238)	(778)
Decrease/(increase) in tax assets	—	1,499
Increase/(decrease) in trade creditors and accruals	3,189	5,910
Increase/(decrease) in provisions	(2,127)	637
Increase/(decrease) in deferred consideration	—	2,500
Net cash outflows used in operations	(60,129)	(16,888)